Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Nature of Operations

The Company operates as a one-bank holding company. The Bank is primarily engaged in providing a full range of banking and mortgage services to individual and corporate customers in southwest Missouri.  The Bank is subject to competition from other financial institutions.  The Company and the Bank are also subject to the regulation of certain federal and state agencies and receive periodic examinations by those regulatory authorities.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, the Bank.  All significant intercompany profits, transactions and balances have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans and fair values.  In connection with the determination of the allowance for loan losses and the valuation of foreclosed assets held for sale, management obtains independent appraisals for significant properties.

Marketable Securities, Policy [Policy Text Block]
Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities not classified as held to maturity are classified as “available-for-sale” and are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below carrying value when the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before a recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

The Company’s consolidated  statements of income reflect the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis.  For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income.  The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at the lower of cost or fair value, determined using an aggregate basis.  Write-downs to fair value are recognized as a charge to earnings at the time a decline in value occurs.  Forward commitments to sell mortgage loans are sometimes acquired to reduce market risk on mortgage loans in the process of origination and mortgage loans held for sale.  Gains and losses resulting from sales of mortgage loans are recognized when the respective loans are sold to investors.  Gains and losses are determined by the difference between the selling price and the carrying amounts of the loans sold, and are recorded in noninterest income.  Direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans

For loans amortized at cost, interest income is accrued based on the unpaid principal balance.  Loan origination fees net of certain direct origination costs, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Bank’s internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets Policy [Policy Text Block]
Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in net expenses from foreclosed assets.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line and accelerated methods over the estimated useful lives of the assets.  The estimated useful lives for each major depreciable classification of premises and equipment are as follows:

Buildings and improvements (years)	35	-	40
Furniture and fixtures and vehicles (years)	3	-	10

Bank Owned Life Insurance Policy [Policy Text Block]
Bank Owned Life Insurance

Bank owned life insurance policies are carried at their cash surrender value.  The Company recognizes tax-free income from the periodic increases in cash surrender value of these policies and from death benefits.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense: current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary.  With a few exceptions, the Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2009.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2012 and 2011, the Company had no cash equivalents.

Pursuant to legislation enacted in 2010, the FDIC fully insured all noninterest-bearing transaction accounts beginning December 31, 2010, through December 31, 2012, at all FDIC-insured institutions.  This legislation expired on December 31, 2012.  Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required on December 31, 2012 and 2011, was $6,645,000 and $7,899,000, respectively.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss), net of applicable income taxes.  Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other-than-temporary impairment has been recognized in income, unrealized appreciation (depreciation) on held-to-maturity securities for which a portion of an other-than-temporary impairment has been recognized in income, and unrealized gains on interest rate swaps.

Regulatory Capital Requirements under Banking Regulations [Text Block]
Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct and material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Company’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below).  Management believes, as of December 31, 2012 and 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the Missouri Division of Finance and the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category.

The Company’s and the Bank's actual capital amounts and ratios are also presented in the table.  No amount was deducted from capital for interest-rate risk.  Dollar amounts are expressed in thousands.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$65,047	9.9%	$26,256	4.0%	n/a	n/a
Bank	$63,249	9.7%	$26,193	4.0%	$32,742	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$65,047	13.2%	$19,642	4.0%	n/a	n/a
Bank	$63,249	12.9%	$19,601	4.0%	$29,402	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$71,201	14.5%	$39,284	8.0%	n/a	n/a
Bank	$69,407	14.2%	$39,202	8.0%	$49,003	10.0%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$68,419	10.4%	$26,256	4.0%	n/a	n/a
Bank	$66,834	10.2%	$26,249	4.0%	$32,811	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$68,419	13.2%	$20,755	4.0%	n/a	n/a
Bank	$66,834	12.9%	$20,730	4.0%	$31,095	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,948	14.4%	$41,511	8.0%	n/a	n/a
Bank	$73,363	14.2%	$41,460	8.0%	$51,825	10.0%

The amount of dividends that the Company and Bank may pay is subject to various regulatory limitations.  As of December 31, 2012 and 2011 the Company and Bank exceeded their minimum capital requirements.  The Bank may not pay dividends which would reduce capital below the minimum requirements shown above.

Segment Reporting, Policy [Policy Text Block]
Segment Information

The principal business of the Company is overseeing the business of the Bank.  The Company has no significant assets other than its investment in the Bank. The banking operation is the Company’s only reportable segment.  The banking segment is principally engaged in the business of originating mortgage loans secured by one-to-four family residences, multi-family, construction, commercial and consumer loans.  These loans are funded primarily through the attraction of deposits from the general public, borrowings from the Federal Home Loan Bank and brokered deposits. Selected information is not presented separately for the Company’s reportable segment, as there is no material difference between that information and the corresponding information in the consolidated financial statements.

Commitments and Contingencies, Policy [Policy Text Block]
General Litigation

The Company and the Bank, from time to time, may be parties to ordinary routine litigation, which arises in the normal course of business, such as claims to enforce liens, and condemnation proceedings, on properties in which the Bank holds security interests, claims involving the making and servicing of real property loans, and other issues incident to the business of the Company and the Bank.  After reviewing pending and threatened litigation with legal counsel, management believes that as of December 31, 2012, the outcome of any such litigation will not have a material adverse effect on the Company’s results of operations.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Common Share

The computation for earnings per common share for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010

Net income available to common shareholders	$867,298	$2,710,076	$5,208
Average common shares outstanding	2,715,186	2,675,654	2,644,355
Effect of dilutive securities	144,743	826	-
Average diluted shares outstanding	2,859,929	2,676,480	2,644,355
Basic income per common share	$0.32	$1.01	$0.00
Diluted income per common share	$0.30	$1.01	$0.00

Stock options to purchase 201,500, 351,500 and 365,579 shares of common stock were outstanding during the years ended December 31, 2012, 2011 and 2010, respectively, but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.

Stock warrants to purchase 459,459 shares of common stock were outstanding during the years ended December 31, 2012 and 2011 and were included in the computation of diluted income per common share because their exercise price was less than the average market price of the common shares during the period.  These warrants were also outstanding during 2010 but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.